Stockholders’ Equity (Deficit) (Details Textual) - USD ($)									1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 03, 2020	Apr. 18, 2020	Apr. 17, 2020	Apr. 15, 2020	Nov. 29, 2019	Oct. 15, 2019	Apr. 15, 2019	Dec. 04, 2018	Apr. 28, 2020	Nov. 30, 2019	Jan. 22, 2019	Apr. 30, 2013	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 06, 2020	Jul. 15, 2019	Sep. 29, 2018
Shareholders' Equity (Textual)
Preferred stock, par value													$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized													5,000,000	5,000,000		5,000,000	5,000,000
Preferred stock value
Common stock, shares issued								70,000					85,141,956	85,141,956		23,604,207	23,417,450			2,000,000
Common stock, shares outstanding													85,141,956	85,141,956		23,604,207	23,417,450
Common stock, par value								$ 0.35					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Percentage of beneficial ownership limitation													9.99%
Description of preferred stock conversion				The Company entered into Exchange Agreements with the holders of convertible promissory notes (see Note 5). Pursuant to these Exchange Agreements, the noteholders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share.
Proceeds from issuance of series B preferred stock																$ 110,000
Proceeds from issuance of common stock								$ 24,500						$ 2,115,733			$ 24,500
Prepaid expense of amortized														226,806
Stock-based compensation														$ 610,476
Convertible promissory notes, description				The Company entered into Exchange Agreements with the holders of these convertible promissory notes. Pursuant to these Exchange Agreements, the holders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company's common stock. at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share.										The Company would issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, during 2019, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.		The Company shall issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Purchase agreement, description														The Purchase Agreement also provides that until the six (6) month anniversary of the date of the Purchase Agreement, in the event of a subsequent financing (except for certain exempt issuances as provided in the Purchase Agreement) by the Company, each Investor that invested over $100,000 pursuant to the Purchase Agreement will have the right to participate in such subsequent financing up to an amount equal to 50% of the subsequent financing on the same terms, conditions and price provided for in the subsequent financing.
Subscription amount, description														The Company is obligated to pay the investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied, subject to a cap of 6%.
Amortization of prepaid stock-based expense														$ 460,289
Loss on debt extinguishment														198,000
Prepaid expens													$ 226,806	$ 226,806
Warrants [Member]
Shareholders' Equity (Textual)
Preferred stock, shares issued					575,000
Common Stock [Member]
Shareholders' Equity (Textual)
Common stock, shares issued																	28,734,901
Common stock, shares outstanding																	28,734,901
Shares of its common stock																	28,734,901
Redemption of common stock																	$ 2,872
Stock options [Member]
Shareholders' Equity (Textual)
Risk-free interest rate																2.37%
Expected dividend yield																0.00%
Expected option term																5 years
Aggregate grant date fair value of awards																$ 142,960
Total unrecognized compensation expense																$ 0
Shares of its common stock																100,000
Minimum [Member]
Shareholders' Equity (Textual)
Expected volatility																74.00%
Maximum [Member]
Shareholders' Equity (Textual)
Expected volatility																158.60%
Series A Preferred Stock [Member]
Shareholders' Equity (Textual)
Preferred stock, shares authorized												1,000,000
Preferred stock, shares issued												4,000
Preferred stock value												$ 400,000				$ 400,000
Preferred stock liquidation value												$ 100
Percentage of beneficial ownership limitation												9.99%
Description of preferred stock conversion														The Series A Convertible Preferred Stock was redeemable at the option of the holder upon the occurrence of certain “triggering events.” In case of a triggering event, the holder had the right to redeem each share held for cash (currently $100/share) or impose a dividend rate on all of the outstanding Preferred Stock at 6% per annum thereafter. A triggering event occurs if the Company fails to deliver certificates representing conversion shares, fails to pay the amount due pursuant to a Buy-In, fails to have available a sufficient number of authorized shares, fails to observe any covenant in the Certificate of Designation unless cured within 30 calendar days, shall be party to a Change in Control Transaction, sustains a bankruptcy event, fails to list or quote its common stock for more than 20 trading days in a twelve-month period, sustains any monetary judgment, writ or similar final process filed against the Company for more than $100,000 and such judgment writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, or fails to comply with the Asset Coverage requirement.		A Convertible Preferred Stock is redeemable at the option of the holder upon the occurrence of certain "triggering events." In case of a triggering event, the holder has the right to redeem each share held for cash (currently $100/share) or impose a dividend rate on all of the outstanding Preferred Stock at 6% per annum thereafter. A triggering event occurs if the Company fails to deliver certificates representing conversion shares, fails to pay the amount due pursuant to a Buy-In, fails to have available a sufficient number of authorized shares, fails to observe any covenant in the Certificate of Designation unless cured within 30 calendar days, shall be party to a Change in Control Transaction, sustains a bankruptcy event, fails to list or quote its common stock for more than 20 trading days in a twelve-month period, sustains any monetary judgment, writ or similar final process filed against the Company for more than $100,000 and such judgment writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, or fails to comply with the Asset Coverage requirement.
Convertible into shares of common stock												500
Preferred stock, redemption per share												$ 0.20
Preferred stock stated value												$ 100
Description of preferred stock outstanding																The Series A Preferred Stock has forced conversion rights where the Company may force the conversion of the Series A Preferred Stock if certain conditions are met. Additionally, the Company may elect to redeem some or all of the outstanding Series A Preferred Stock for the Stated Value (currently $100/share) provided that proper notice is provided to the holders and that a number of conditions (the “Equity Conditions”) have been met.
Series B Preferred Stock [Member]
Shareholders' Equity (Textual)
Preferred stock, par value					$ 1,000								$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized					115,000					2,000			2,000	2,000		2,000	2,000
Preferred stock, shares issued					115								115	115		115	0
Preferred stock value
Warrants to purchase of common stock					575,000
Common stock, shares issued					575,000
Preferred stock, redemption per share													$ 1,000	$ 1,000		$ 1,000	$ 1,000
Preferred stock stated value													$ 100	$ 100		$ 1,000
Incorporation state country name										State of Delaware
Conversion price per share					$ 0.20					$ 0.20			$ 0.20	$ 0.20		$ 0.20
Proceeds from issuance of series B preferred stock					$ 110,000											$ 110,000
Net of conversion fees					$ 5,000					$ 5,000
Series A Convertible Preferred Stock [Member]
Shareholders' Equity (Textual)
Convertible promissory notes, description	The Company converted 4,000 Series A Preferred Stock into 2,000,000 shares of common stock. After such conversion, the Company reclassed the $400,000 redemption value of the Series A preferred stock to additional paid in capital.
Consulting Agreement [Member]
Shareholders' Equity (Textual)
Initial payment											$ 25,000
Common stock, description											Beginning on April 1, 2019, the Company paid the consultant $5,000 per month through December 2019. Additionally, the Company issued 100,000 shares of common stock of the Company to the consultant on a quarterly basis in tranches of 25,000 shares per quarter, commencing on March 31, 2019, and continuing on to the last day of each subsequent quarter in the year 2019. These shares were valued on the January 22, 2019 grant date at $35,000, or $0.35 per common share, based on recent common share sales which shall be amortized over the vesting period.
Stock-based professional fees																$ 35,000
Common stock, par value			$ 0.08
Shares of its common stock			3,468,841
Proceeds from issuance of common stock			$ 277,508
Employment agreement [Member]
Shareholders' Equity (Textual)
Options to purchase common stock						$ 100,000	$ 200,000
Common stock, par value			$ 0.08			$ 0.0001	$ 0.0001
Number of options vested							100,000												100,000
Common stock conversion, description							Pursuant to a six month employment agreement dated April 15, 2019 (the “Effective Date”), the Company agreed that an executive officer of the Company will be granted an option (the “Option’’) to purchase up to 100,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock of $0.0001 per share, of which 50,000 vested on April 15, 2019 and 50,000 vested on July 15, 2019. Should the Company terminate this agreement, the right to purchase shares shall cease as of the date of termination.
Shares of its common stock			7,630,949
Proceeds from issuance of common stock			$ 610,476
Subscription Agreements [Member]
Shareholders' Equity (Textual)
Common stock, par value									$ 0.08
Shares of its common stock		7,764,366							29,993,750
Conversion price per share		$ 0.01
Proceeds from issuance of common stock		$ 75,644							$ 2,399,500
Total net proceeds									2,038,090
Subscription receivable		2,000																$ 2,000
Total subscription receivable value		$ 77,644
Other offering expenses									118,460
Placement agent fees									$ 242,950
Purchase Agreement [Member]
Shareholders' Equity (Textual)
Description of preferred stock conversion				The Company entered into Exchange Agreements with the holders of its Series B Convertible Preferred Stock, which shares of Series B Convertible Preferred Stock were originally issued in November 2019. Pursuant to the Exchange Agreements, the holders agreed to exchange their 115 shares of Series B Convertible Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B convertible preferred stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no shares of the Company’s Series B Convertible Preferred Stock outstanding. The Company issued 1,437,500 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 575,000 shares of common stock, an excess of 862,500 shares of common stock. The excess shares were valued at a price of $0.08 per share. Consequently, in connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000.
Advisory Agreements [Member]
Shareholders' Equity (Textual)
Common stock, par value			$ 0.08
Shares of its common stock			5,117,343
Proceeds from issuance of common stock			$ 409,387